CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (Parentheticals) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Statement of financial position [abstract]
Number of shares issued	147,744,174	135,099,174
Number of shares outstanding	147,744,174	135,099,174
Working capital	$ (540,180)	$ (1,178,733)